INCOME TAXES (Details Narrative)	Dec. 31, 2023 USD ($)
INCOME TAXES
Federal net Operating Loss carryforwards	$ 27,559,000
State net operating loss carryforward	5,900,000
Net Operating Loss carryforwards	$ 62,985,000